Financial Instruments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 456,800		$ 456,800		$ 586,900
Allowance for doubtful accounts	14,500		14,500		13,800
Borrowings before deferred financing costs	3,045,900		3,045,900		2,944,600
Derivative liabilities	$ 1,320,155		$ 1,320,155		832,432
Rate percentage	5.00%		5.00%
Net income loss	$ 1,700	$ 1,400	$ 3,300	$ 2,600	70,800
Other comprehensive income loss			103,300		62,000
Cash and cash equivalents	$ 15,800		$ 15,800		$ 15,500
Discount rate cash flow	6.90%		6.90%		7.00%
Bottom of range [Member]
Financial Instruments [Line Items]
Discount cash flows	4.06%		4.06%		3.74%
Top of range [Member]
Financial Instruments [Line Items]
Discount cash flows	4.17%		4.17%		3.97%
Telesat Lightspeed Warrants [Member]
Financial Instruments [Line Items]
Borrowings before deferred financing costs	$ 974,400		$ 974,400		$ 716,200
Derivative liabilities	1,320,200		1,320,200		832,400
Deferred charges	$ 388,700		$ 388,700		$ 429,100
North American [Member]
Financial Instruments [Line Items]
Risk percentage			69%		67%
International Customers [Member]
Financial Instruments [Line Items]
Risk percentage			31%		33%
Interest Rates Floor [Member]
Financial Instruments [Line Items]
Rate percentage	0.25%		0.25%
Foreign Exchange Risk [Member]
Financial Instruments [Line Items]
Net income loss			$ 40,100